SHARE-BASED COMPENSATION - Additional information (Details) - Employees ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Additional information
Unrecognized share-based compensation expenses	¥ 101,193
Unrecognized compensation cost is to be recognized	3 years 2 months 12 days
CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend	¥ 54,477
Recording period for unrecognized deemed dividends	3 years 1 month 6 days